FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  March 31, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.
                   --------------------------------------------

                       Address:  666 Fifth Avenue, 34th Floor
                                 New York, New York  10103
                       ---------------------------------------


                        Form 13F File Number: 028-06437
                        --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexander J. Roepers

Title:    President

Phone:    212-484-5050


Signature, Place, and Date of Signing

/s/ Alexander J. Roepers         New York, NY                   May 15, 2012
-------------------------       --------------                 --------------
[Signature]                    [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            13
                                                   --

Form 13F Information Table Value Total:       $ 1,208,990 (thousands)
                                              -----------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Atlantic Investment Management, Inc.
                                    FORM 13F
                                 March 31, 2012


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
AECOM TECHNOLOGY CORP
   DELAWA                     COM        00766T100   $13,422     600,000   SH         Sole                600,000
ASHLAND INC NEW               COM        044209104  $155,703   2,550,000   SH         Sole              2,550,000
CRANE CO                      COM        224399105   $20,069     413,786   SH         Sole                413,786
CROWN HOLDINGS INC            COM        228368106   $27,549     747,997   SH         Sole                747,997
ENERGIZER HLDGS INC           COM        29266R108  $181,741   2,450,000   SH         Sole              2,450,000
FLOWSERVE CORP                COM        34354P105  $124,173   1,075,000   SH         Sole              1,075,000
GEO GROUP INC                 COM        36159R103   $13,307     700,000   SH         Sole                700,000
HARMAN INTL INDS INC          COM        413086109   $25,746     550,000   SH         Sole                550,000
JOY GLOBAL INC                COM        481165108  $198,450   2,700,000   SH         Sole              2,700,000
KENNAMETAL INC                COM        489170100  $151,402   3,400,000   SH         Sole              3,400,000
OWENS ILL INC                 COM NEW    690768403  $200,724   8,600,000   SH         Sole              8,600,000
ROCKWOOD HLDNGS INC           COM        774415103   $73,532   1,410,000   SH         Sole              1,410,000
SEALED AIR CORP NEW           COM        81211K100   $23,172   1,200,000   SH         Sole              1,200,000




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